Average Annual Total Returns - Federated Hermes Inflation Protected Securities Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg US TIPS Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg US TIPS Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg US TIPS Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Inflation-Protected Bond Funds Average 1 Year		Morningstar Inflation-Protected Bond Funds Average 5 Years		Morningstar Inflation-Protected Bond Funds Average 10 Years
Total	5.48%	3.88%	2.18%	8.69%	4.07%	1.89%	10.77%	5.13%	2.92%	10.34%	4.33%	2.08%	6.37%	3.60%	1.88%	10.77%	5.13%	2.92%	10.99%	[1]	5.08%	[1]	3.81%	[1]	10.01%	[2]	4.59%	[2]	3.20%	[2]

[1]	The Bloomberg Barclays US TIPS Index is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US TIPS Index” to “Bloomberg US TIPS Index.”
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.